Feb. 28, 2018

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and Class S Shares Prospectus,

each dated February 28, 2018

with respect to

Thrivent Growth and Income Plus Fund

The Board of Trustees of Thrivent Mutual Funds has approved the merger of Thrivent Growth and Income Plus Fund (the “Target Fund”) into Thrivent Moderately Aggressive Allocation Fund. The merger is subject to approval by shareholders of the Target Fund at a special meeting of shareholders to be held on or about June 21, 2018. The merger, if approved by shareholders, will occur on or about June 28, 2018. The Target Fund will be closed to new shareholder accounts after the close of business on April 27, 2018.